Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Parenthetical) (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Accounts Payable And Accrued Expenses [Line Items]
Business combination transaction cost payable	$ 17,630,434
Amounts due to employees	1,029,049	$ 656,890	$ 284,637
Accounts payable	24,313,674	2,008,731	1,531,713
Related Party [Member]
Accounts Payable And Accrued Expenses [Line Items]
Amounts due to employees	$ 91,879	45,162	3,759
Accounts payable		$ 0	$ 5,199